Securities with Unrealized Losses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Temporarily Impaired Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	$ 285		$ 6,996
Less than twelve months, Unrealized Losses	0		81
Twelve months or longer, Fair Value	40		69
Twelve months or longer, Unrealized Losses	9		10
Total, Fair Value	325		7,065
Total, Unrealized Losses	9		91
Temporarily Impaired Securities | US Treasury Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value			2,010
Less than twelve months, Unrealized Losses			45
Twelve months or longer, Fair Value			0
Twelve months or longer, Unrealized Losses			0
Total, Fair Value			2,010
Total, Unrealized Losses			45
Temporarily Impaired Securities | US Government Agencies Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	10		1,426
Less than twelve months, Unrealized Losses	0		7
Twelve months or longer, Fair Value	0		0
Twelve months or longer, Unrealized Losses	0		0
Total, Fair Value	10		1,426
Total, Unrealized Losses	0		7
Temporarily Impaired Securities | US States and Political Subdivisions Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	1		45
Less than twelve months, Unrealized Losses	0		1
Twelve months or longer, Fair Value	28		35
Twelve months or longer, Unrealized Losses	4		2
Total, Fair Value	29		80
Total, Unrealized Losses	4		3
Temporarily Impaired Securities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	224		3,497
Less than twelve months, Unrealized Losses	0		28
Twelve months or longer, Fair Value	1		0
Twelve months or longer, Unrealized Losses	0		0
Total, Fair Value	225		3,497
Total, Unrealized Losses	0		28
Temporarily Impaired Securities | Mortgage-backed Securities, Issued by Private Enterprises
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value			18
Less than twelve months, Unrealized Losses			0
Twelve months or longer, Fair Value			17
Twelve months or longer, Unrealized Losses			3
Total, Fair Value			35
Total, Unrealized Losses			3
Temporarily Impaired Securities | Collateralized Debt Obligations
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	50
Less than twelve months, Unrealized Losses	0
Twelve months or longer, Fair Value	0
Twelve months or longer, Unrealized Losses	0
Total, Fair Value	50
Total, Unrealized Losses	0
Temporarily Impaired Securities | Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	0		0
Less than twelve months, Unrealized Losses	0		0
Twelve months or longer, Fair Value	11		14
Twelve months or longer, Unrealized Losses	5		4
Total, Fair Value	11		14
Total, Unrealized Losses	5		4
Temporarily Impaired Securities | Corporate And Other Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value			0
Less than twelve months, Unrealized Losses			0
Twelve months or longer, Fair Value			3
Twelve months or longer, Unrealized Losses			1
Total, Fair Value			3
Total, Unrealized Losses			1
Other Than Temporarily Impaired Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	16	[1]	4	[1]
Less than twelve months, Unrealized Losses	1	[1]	1	[1]
Twelve months or longer, Fair Value	209	[1]	286	[1]
Twelve months or longer, Unrealized Losses	32	[1]	31	[1]
Total, Fair Value	225	[1]	290	[1]
Total, Unrealized Losses	33	[1]	32	[1]
Other Than Temporarily Impaired Securities [Member] | Mortgage-backed Securities, Issued by Private Enterprises
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	15	[1]	0	[1]
Less than twelve months, Unrealized Losses	1	[1]	0	[1]
Twelve months or longer, Fair Value	206	[1]	286	[1]
Twelve months or longer, Unrealized Losses	30	[1]	31	[1]
Total, Fair Value	221	[1]	286	[1]
Total, Unrealized Losses	31	[1]	31	[1]
Other Than Temporarily Impaired Securities [Member] | Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	1	[1]	4	[1]
Less than twelve months, Unrealized Losses	0	[1]	1	[1]
Twelve months or longer, Fair Value	3	[1]	0	[1]
Twelve months or longer, Unrealized Losses	2	[1]	0	[1]
Total, Fair Value	4	[1]	4	[1]
Total, Unrealized Losses	2	[1]	1	[1]
Impaired Securities
Investments, Unrealized Loss Position [Line Items]
Less than twelve months, Fair Value	301		7,000
Less than twelve months, Unrealized Losses	1		82
Twelve months or longer, Fair Value	249		355
Twelve months or longer, Unrealized Losses	41		41
Total, Fair Value	550		7,355
Total, Unrealized Losses	$ 42		$ 123

[1]	Includes OTTI securities for which credit losses have been recorded in earnings in current or prior periods.